Income Taxes (Details)		3 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Income Taxes [Line Items]
U.S. statutory rate		35.00%
Partnership income not subject to income taxes	[1]	(30.80%)
Increases resulting from:
State taxes, net of federal benefit	[2]	0.40%
Effective tax rate		4.60%
Predecessor
Income Taxes [Line Items]
U.S. statutory rate			35.00%
Partnership income not subject to income taxes	[1]		0.00%
Increases resulting from:
State taxes, net of federal benefit	[2]		3.20%
Effective tax rate			38.20%

[1]	Reflects the pass-through entity status of Dominion Midstream, including the operations of DCG subsequent to the DCG Acquisition, and Cove Point.
[2]	2015 amounts are attributable to the operations of DCG prior to the DCG Acquisition, and 2014 amounts are attributable to Cove Point.